Risk Report - Asset Quality - Modified Assets Amortized Cost (Detail) - Modified Assets Amortized Cost - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	€ 567	€ 858
Net modification gain/losses recognized	(31)	(46)
Stage 1
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	56	0
Net modification gain/losses recognized	0	0
Stage 2
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	243	726
Net modification gain/losses recognized	3	9
Stage 3
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	268	132
Net modification gain/losses recognized	(34)	(55)
Stage 3 POCI
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	0	0
Net modification gain/losses recognized	€ 0	€ 0